VAN KAMPEN EQUITY TRUST II,
on behalf of its series,
VAN KAMPEN TECHNOLOGY FUND

Supplement dated November 21, 2008
Class A Shares, Class B Shares and Class C Shares Prospectus
dated December 28, 2007,
As previously supplemented on September 26, 2008,
June 30, 2008 and November 20, 2008
and
Class I Shares Prospectus
dated December 28, 2007,
As previously supplemented on June 30, 2008

The Prospectuses are hereby supplemented as follows:

1) The third and fourth sentences in the first paragraph of the section entitled “Risk/Return Summary — Principal Investment Strategies” are hereby deleted and replaced with the following:

The Fund seeks growth companies with capital appreciation potential. The Fund generally sells securities when the Fund’s portfolio management team determines that the holding no longer satisfies its investment criteria.

2) The second paragraph of the section entitled “Investment Objective, Principal Investment Strategies and Risks-Principal Investment Strategies and Risks” is hereby deleted and replaced with the following:

In selecting securities for investment, the Fund’s portfolio management team analyzes both proprietary fundamental and quantitative research as well as that of affiliated and unaffiliated research providers. The Fund’s portfolio management team uses a proprietary, systematic investment process to incorporate this research in the construction of a portfolio that the Fund’s portfolio management team believes offer attractive capital appreciation with an acceptable level of risk.

3) The second sentence of the fifth paragraph of the section entitled “Investment Objective, Principal Investment Strategies and Risks — Principal Investment Strategies and Risks” is hereby deleted and replaced with the following:

The Fund generally sells securities when the Fund’s portfolio management team determines that the holding no longer satisfies its investment criteria.

4) The following is hereby added after the fourth paragraph in the section entitled “Investment Advisory Services — Advisory agreement”:

Investment Subadviser

Morgan Stanley Investment Management Limited is the Fund’s subadviser (the “Subadviser”). The Subadviser is a wholly-owned subsidiary of Morgan Stanley. The Subadviser conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. At September 30, 2008, the Subadviser, together with its investment management affiliates, managed and supervised assets of approximately $476.3 billion. The Subadviser’s principal office is located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England.

Subadvisory agreement.  The Adviser has entered into a subadvisory agreement with the Subadviser to assist the Adviser in performing its investment advisory functions. The Adviser pays the Subadviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund. The subadvisory agreement was approved on November 12, 2008 by the Fund’s Board of Trustees, and the independent trustees voting separately, as being fair and reasonable and being in the best interests of the Fund and its shareholders. A discussion regarding the basis for the Board of Trustees’ approval of the subadvisory agreement will be included in the Fund’s semi-annual report for the period ended February 28, 2009.

5) The section entitled “Investment Advisory Services — Portfolio management” is hereby deleted in its entirety and replaced with the following:

Portfolio management.  The Fund is managed by members of the Adviser’s and the Subadviser’s Quantitative and Structured Solutions team. The Quantitative and Structured Solution team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Michael Nolan, a Managing Director of the Adviser, Helen Krause, an Executive Director of the Subadviser, Arthur Robb, a Vice President of the Adviser, and Neil Chakraborty, a Vice President of the Subadviser. All members of the team are responsible for the execution of the overall strategy of the Fund.

Mr. Nolan has been associated with the Adviser in an investment management capacity since November 2005 and began managing the Fund in November 2008. Prior to November 2005, Mr. Nolan was responsible for Morgan Stanley & Company’s collateralized debt obligation business in Europe. Ms. Krause has been associated with the Subadviser in an investment management capacity since April 2008 and began managing the Fund in November 2008. Prior to April 2008, Ms. Krause was a quantitative equity portfolio manager and senior quantitative researcher on the active equity team at Barclays Global Investors. Mr. Robb has been associated with the Adviser in an investment management capacity since July 2007 and began managing the Fund in November 2008. Prior to July 2007, Mr. Robb was a vice president of financial modeling at CIFG and vice president of analytics at Integrated Finance. Mr. Chakraborty has been associated with the Subadviser in an investment management capacity since October 2006 and began managing the Fund in November 2008. Prior to October 2006, Mr. Chakraborty was a quantitative analyst on the hedge fund team of Credit Suisse.

Mr. Nolan is the lead portfolio manager of the Fund. Ms. Krause, Mr. Robb and Mr. Charkraborty are co-portfolio managers of the

Fund. Members of the team collaborate to manage the assets of the Fund.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

6) References in the Prospectus to the Adviser, when used in connection with its investment activities, include the Subadviser acting under its supervision.

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TECHSPT1 11/08

VAN KAMPEN EQUITY TRUST II,
on behalf of its series,
Van Kampen Technology Fund

Supplement dated November 21, 2008
to the
Statement of Additional Information
dated December 28, 2007,
As previously supplemented on June 30, 2008 and June 10, 2008

The Statement of Additional Information is hereby supplemented as follows:

1) The following is hereby added after the first sentence of the second paragraph in the section entitled “General Information”:

Morgan Stanley Investment Management Limited (“MSIM Limited”), a wholly owned subsidiary of Morgan Stanley, is a subadviser (a “Subadviser”) to the Fund.

2) The following is hereby added as the last sentence of the second paragraph in the section entitled “General Information”:

The principal office of MSIM Limited is located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England.

3) The following is hereby added after the table entitled “Advisory Fees” in the section entitled “Investment Advisory Agreement”:

MSIM Limited is the Fund’s investment subadviser. The Subadviser provides investment advice and portfolio management services pursuant to an investment subadvisory agreement and, subject to the supervision of the Adviser and the Fund’s Board of Trustees, makes the Fund’s investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s investments. The Subadviser is entitled to receive subadvisory fees paid by the Adviser in an amount to be determined from time to time by the Adviser and the Subadviser, but in no event in excess of the amount that the Adviser actually receives from the Fund pursuant to its Advisory Agreement.

4) The section entitled “Fund Management — Other Accounts Managed by the Portfolio Managers,” is hereby deleted in its entirety and replaced with the following:

As of September 30, 2008:

Michael Nolan managed five registered investment companies with a total of approximately $1.26 billion in assets; no pooled investment vehicles other than registered investment companies; and one other account with approximately $3.9 million in assets.

Helen Krause managed five registered investment companies with a total of approximately $1.26 billion in assets; one pooled investment vehicle other than registered investment companies with a total of approximately $15.7 million in assets; and one other account with approximately $269.1 million in assets.

Arthur Robb managed five registered investment companies with a total of approximately $1.26 billion in assets; no pooled investment vehicles other than registered investment companies; and one other account with approximately $3.9 million in assets.

Neil Chakraborty managed five registered investment companies with a total of approximately $1.26 billion in assets; one pooled investment vehicle other than registered investment companies with approximately $15.7 million in assets; and one other account with approximately $269.1 million in assets.

5) The section entitled “Fund Management — Securities Ownership of Portfolio Managers,” is hereby deleted in its entirety and replaced with the following:

As of September 30, 2008, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Michael Nolan -	None
Helen Krause -	None
Arthur Robb -	None
Neil Chakraborty -	None

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VKSPTSA14 11/08

VAN KAMPEN EQUITY TRUST II,
on behalf of its series,
VAN KAMPEN EQUITY PREMIUM INCOME FUND

Supplement dated November 21, 2008
to the
Class A Shares, Class B Shares and Class C Shares Prospectus
dated December 28, 2007,
As previously supplemented on September 26, 2008
and November 20, 2008
And
to the
Class I Shares Prospectus
dated December 28, 2007,
As previously supplemented on September 26, 2008

The Prospectuses are hereby supplemented as follows:

The first two paragraphs of the section entitled “Investment Advisory Services — Portfolio management” are hereby deleted in their entirety and replaced with the following:

Portfolio management.  The Fund is managed by members of the Adviser’s Systematic Strategies team. The Systematic Strategies team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Hooman Yaghoobi, an Executive Director of the Adviser, and Teimur Abasov, a Vice President of the Adviser.

Mr. Yahoobi has been associated with the Adviser in an investment management capacity since 1995 and began managing the Fund at its inception in June 2006. Mr. Abasov has been associated with the Adviser in an investment management capacity since March 2005 and began managing the Fund at its inception in June 2006. Prior to March 2005, Mr. Abasov worked as a Professor of Operations Research and taught finance at the University of California, Irvine.

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EPISPT1 11/08

VAN KAMPEN EQUITY TRUST II,
on behalf of its series,
Van Kampen Equity Premium Income Fund

Supplement dated November 21, 2008
to the
Statement of Additional Information
dated December 28, 2007
As previously supplemented on June 10, 2008 and May 21, 2008

The Statement of Additional Information is hereby supplemented as follows:

(1) In the section entitled “Fund Management — Other Accounts Managed by the Portfolio Managers,” the first and fourth paragraphs are hereby deleted in their entirety.

(2) The section entitled “Fund Management — Securities Ownership of Portfolio Managers,” is hereby deleted in its entirety and replaced with the following:

As of August 31, 2007, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Hooman Yaghoobi -	None
Teimur Abasov -	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
VKSPTSAI2 11/08